UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        Oct. 18, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:   $176,449
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                     TITLE
                                      OF                   VALUE      SHRS OR            INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     (X$1000)    PRN AMT  SH/ PRN   DISCRETION SOLE   SHARED   NONE
PEPSICO INCORPORATED                  COM    713448108      7,847      118,100    SH        SOLE                   118,100
INTERNATIONAL BUSINESS MACHINE        COM    459200101      7,659       57,100    SH        SOLE                   57,100
CATERPILLAR TRACTOR CO                COM    149123101      7,180       91,255    SH        SOLE                   91,255
SCHLUMBERGER LTD                      COM    806857108      6,851      111,200    SH        SOLE                   111,200
UNION PACIFIC CORPORATION             COM    907818108      6,011       73,480    SH        SOLE                   73,480
BHP BILLITON LTD - SPON ADR           ADR    088606108      5,803       76,040    SH        SOLE                   76,040
ROYAL DUTCH SHELL PLC - ADR A         ADR    780259206      5,704       94,600    SH        SOLE                   94,600
BERKSHIRE HATHAWAY                    COM    084670108      5,478           44    SH        SOLE                       44
PHILIP MORRIS INTERNATIONAL           COM    718172109      4,762       85,000    SH        SOLE                   85,000
HSBC HOLDINGS PLC-SPONS ADR           ADR    404280406      4,649       91,900    SH        SOLE                   91,900
INTEL CORP                            COM    458140100      4,550      237,000    SH        SOLE                   237,000
JM SMUCKER CO                         COM    832696405      4,461       73,700    SH        SOLE                   73,700
WAL-MART STORES                       COM    931142103      4,345       81,184    SH        SOLE                   81,184
ABBOTT LABS                           COM    002824100      4,336       83,000    SH        SOLE                   83,000
ORACLE CORP                           COM    68389X105      4,323      161,000    SH        SOLE                   161,000
3M COMPANY                            COM    88579Y101      4,136       47,700    SH        SOLE                   47,700
EXXON MOBIL CORPORATION               COM    30231G102      3,856       62,400    SH        SOLE                   62,400
CISCO SYSTEMS INC                     COM    17275R102      3,795      173,300    SH        SOLE                   173,300
GENERAL ELECTRIC COMPANY              COM    369604103      3,677      226,300    SH        SOLE                   226,300
PROCTER & GAMBLE CO                   COM    742718109      3,622       60,400    SH        SOLE                   60,400
ILLINOIS TOOL WORKS                   COM    452308109      3,574       76,000    SH        SOLE                   76,000
FRANKLIN RESOURCES                    COM    354613101      3,431       32,100    SH        SOLE                   32,100
YUM BRANDS INC                        COM    988498101      3,275       71,100    SH        SOLE                   71,100
AMERICAN EXPRESS COMPANY              COM    025816109      3,236       77,000    SH        SOLE                   77,000
TARGET CORP                           COM    87612E106      3,174       59,400    SH        SOLE                   59,400
VISA INC/A                            COM    92826C839      3,141       42,300    SH        SOLE                   42,300
HOSPIRA INC                           COM    441060100      3,027       53,100    SH        SOLE                   53,100
AMETEK INC                            COM    031100100      2,957       61,900    SH        SOLE                   61,900
EMERSON ELECTRIC CO                   COM    291011104      2,881       54,700    SH        SOLE                   54,700
BP P.L.C.                             COM    055622104      2,860       69,466    SH        SOLE                   69,466
AVON PRODUCTS                         COM    054303102      2,726       84,900    SH        SOLE                   84,900
PFIZER INC                            COM    717081103      2,673      155,700    SH        SOLE                   155,700
LOWE'S CORP                           COM    548661107      2,586      116,000    SH        SOLE                   116,000
MEDCO HEALTH SOLUTIONS INC            COM    58405U102      2,452       47,100    SH        SOLE                   47,100
PRAXAIR INC                           COM    74005P104      2,446       27,100    SH        SOLE                   27,100
MERCK & CO.                           COM    58933Y105      2,282       62,000    SH        SOLE                   62,000
COVIDIEN LTD                          COM    G2554F105      2,275       56,600    SH        SOLE                   56,600
VERISK ANALYTICS                      COM    92345Y106      2,266       80,900    SH        SOLE                   80,900
MEAD JOHNSON NUTRITION CO             COM    582839106      2,180       38,300    SH        SOLE                   38,300
WEATHERFORD INTERNATIONAL             COM    H27013103      1,992      116,500    SH        SOLE                   116,500
DEVRY INC                             COM    251893103      1,900       38,600    SH        SOLE                   38,600
GLAXOSMITHKLINE PLC                   ADR    37733W105      1,897       48,000    SH        SOLE                   48,000
ALERE INC                             COM    01449J105      1,856       60,000    SH        SOLE                   60,000
CME GROUP INC                         COM    12572Q105      1,693        6,500    SH        SOLE                    6,500
KOHL'S CORP                           COM    500255104      1,617       30,700    SH        SOLE                   30,700
ITC HOLDINGS CORP                     COM    465685105      1,600       25,700    SH        SOLE                   25,700
TRANSOCEAN LTD                        COM    H8817H100      1,414       22,000    SH        SOLE                   22,000
ENBRIDGE INC.                         COM    29250N105      1,370       26,200    SH        SOLE                   26,200
NALCO HOLDINGS CO                     COM    62985Q101      1,324       52,500    SH        SOLE                   52,500
HEWLETT-PACKARD CO.                   COM    428236103      1,308       31,100    SH        SOLE                   31,100
FLOWSERVE CORP                        COM    34354P105      1,236       11,300    SH        SOLE                   11,300
ITRON INC                             COM    465741106        753       12,300    SH        SOLE                   12,300

GRAND TOTALS                                              176,449    3,751,769
